Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Declared during the financial period:
Final dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share)	€ 1,265	€ 1,254
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share)	€ 1,237	€ 1,229
Final dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450
Interim dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450